Accrued Expenses (Details) - Humacyte, Inc. - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Accrued external research, development and manufacturing costs	$ 1,626	$ 2,615	$ 3,872
Accrued employee compensation and benefits	3,944	1,009	1,260
Accrued professional fees	3,082	968	868
Total	$ 8,652	$ 4,592	$ 6,000	$ 7,049